UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				        Washington, D.C. 20549

					    Form 13F
                                       Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                             -------
This Amendment (Check only one.): 	[] is a restatement.
                                  	[] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name: 		Ara Cohen

Address: 	1140 Avenue of the Americas
		12th Floor
		New York, NY  10036


Form 13F File Number: 028-14354



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name: 	Ara Cohen
Title:  Individually
Phone:  (212) 356-2900

Signature, Place, and Date of Signing:

/s/ Ara Cohen                      New York, NY                      2/14/2013
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[Signature]                        [City, State]                     [Date]



Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number Name

028-14346       Knighthead Capital Management, LLC
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